Description of the Plan - Additional Information (Details) - EBP 003 - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
EBP, Description of Plan [Line Items]
Employee benefit plan deferral rate percentage	6.00%
Employee benefit plan participant savings rate percentage increase annually	1.00%
Employee benefit plan participant maximum savings rate percentage	15.00%
Employee benefit plan years of service rate vesting of employee contribution	20.00%
Employee benefit plans vested percentage participants	100.00%
Employee benefit plan annual maximum pre-tax contribution amount	$ 23,500	$ 23,000
Employee benefit plan participant contribution percentage	50.00%
Employee benefit plan participant contribution pretax, aftertax amount	$ 70,000	69,000
Employee benefit plan matching contributions percentage	100.00%
Employee benefit plan employer participant pre tax, roth and after tax deferral contributions matched percentage	6.00%
Employee benefit plan participant contribution pretax, aftertax eligible annual pay percentage	50.00%
Employee benefit plan employer contribution participant compensation matched amount	$ 17,905,334
Employee benefit plan participant catch up contributions amount	7,500	7,500
Employee benefit plan employer retirement contribution participant amount	11,531,134
Participant rollover contributions	$ 5,012,470
Employee benefit plan participant account balance percentage	20.00%
Note receivable from participant, account, minimum borrowing, amount	$ 1,000
Note receivable from participant, account, maximum borrowing, amount	$ 50,000
Note receivable from participant, account, maximum borrowing, to total account, percentage	1.00%
Reduction of employer contributions	$ 1,384,289	33,875
Forfeited nonvested accounts	$ 224,018	$ 141,485
Schwab Personal Choice Retirement Account [Member]
EBP, Description of Plan [Line Items]
Employee benefit plan participant account balance percentage	100.00%
Maximum [Member]
EBP, Description of Plan [Line Items]
Note receivable from participant interest rates	9.50%
Minimum [Member]
EBP, Description of Plan [Line Items]
Note receivable from participant interest rates	4.25%